Average Annual Total Returns - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - Fidelity Advisor Growth Opportunities Fund	Jan. 28, 2023
Fidelity Advisor Growth Opportunities Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(41.94%)
Past 5 years	11.78%
Past 10 years	14.15%
Fidelity Advisor Growth Opportunities Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(41.94%)
Past 5 years	10.19%
Past 10 years	12.50%
Fidelity Advisor Growth Opportunities Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(24.83%)
Past 5 years	9.50%
Past 10 years	11.60%
Fidelity Advisor Growth Opportunities Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(39.48%)
Past 5 years	12.25%
Past 10 years	14.14%
Fidelity Advisor Growth Opportunities Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(40.71%)
Past 5 years	12.04%
Past 10 years	14.15%
Fidelity Advisor Growth Opportunities Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(38.25%)
Past 5 years	13.40%
Past 10 years	15.14%
Fidelity Advisor Growth Opportunities Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(38.18%)
Past 5 years	13.54%
Since Inception	13.71%	[1]
RS004
Average Annual Return:
Past 1 year	(29.14%)
Past 5 years	10.96%
Past 10 years	14.10%

[1]	A From August 13, 2013